EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING DATE

The following events occurred subsequent to December 31, 2019:

●	Effective January 6, 2020, the Company engaged Mr. Ken Cotiamco to provide investor relations and shareholder communications services by entering into a consulting agreement whereby Ken Cotiamco would receive from the Company renumeration of $4,000 per month for a term of three months, which could be extended and also pursuant to the consulting agreement the Company granted 100,000 incentive stock options at a price of $0.41 Share for a term of five years expiring on January 6, 2025;

●	Pursuant to the Company’s Share-Based Compensation Plan, on January 6, 2020, the Company issued an aggregate of 1,601,000 Shares as bonus payments to certain directors, officers, employees and consultants of the Company;

●	On March 16, 2020, the Company held its Special Meeting of Shareholders. The Company received shareholder approval of the following:

➢	changing its name to Silver Elephant Mining Corp.;

➢	consolidation of the Company’s issued and outstanding shares at a ratio between one (1) new Common Share for every five (5) to ten (10) old Common Shares (the “2020 Consolidation”). The effective date of the Name Change and the 2020 Consolidation would be determined at a later date by the Board of the Company; and

➢	ratification of 1,275,000 stock options previously granted to certain directors, officers, employees and consultants of the Company on July 29, 2019 pursuant to the terms of the Company’s Share-Based Compensation Plan.

●	On March 16, 2020, the Company amended its Articles and changed its name to “Silver Elephant Mining Corp.”

●	On March 19, 2020, the Company changed its’ symbol on the TSX from PCY to “ELEF”.

●	On March 23, 2020, the Company changed its’ symbol on the OTCQX from PRPCF to “SILEF”.

●	In March 2020 the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or results of operations at this time.